Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2020
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
Schedule of components of other comprehensive (loss) income on a pre-tax and after-tax basis
The components of other comprehensive income (loss) on a pre-tax and after-tax basis for the years ended December 31 are as follows:

($ in thousands)	2020			2019			2018
	Pre- tax	Tax	After- tax	Pre- tax	Tax	After- tax	Pre- tax	Tax	After- tax
Unrealized net holding gains and losses arising during the period, net of related offsets	$106,690	$(22,404)	$84,286	$86,980	$(18,266)	$68,714	$(65,379)	$13,730	$(51,649)
Less: reclassification adjustment of realized capital gains and losses	(2,298)	483	(1,815)	1,395	(293)	1,102	(1,359)	285	(1,074)
Unrealized net capital gains and losses	108,988	(22,887)	86,101	85,585	(17,973)	67,612	(64,020)	13,445	(50,575)
Unrealized foreign currency translation adjustments	1,923	(404)	1,519	(3,963)	832	(3,131)	124	(26)	98
Other comprehensive income (loss)	$110,911	$(23,291)	$87,620	$81,622	$(17,141)	$64,481	$(63,896)	$13,419	$(50,477)